united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

R3 Global Dividend Growth ETF

GDVD

Semi-Annual Report

August 31, 2022

833-ASK-RCGC

833-275-7342

www.R3ETFs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the R3 Global Dividend Growth ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

R3 Global Dividend Growth ETF

PORTFOLIO REVIEW (Unaudited)

August 31, 2022

The Fund’s performance figures* for the period August 31 2022, as compared to its benchmark:

Annualized
Since Inception** -
August 31, 2022
R3 Global Dividend Growth ETF - NAV	(12.18)%
R3 Global Dividend Growth ETF - Market Price	(11.90)%
MSCI ACWI Index ***	(11.61)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.R3ETFs.com or by calling 1-833-275-7342.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	Commencement of operations was March 30, 2022.

***	The MSCI ACWI represent the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

R3 Global Dividend Growth ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

August 31, 2022

The Fund’s Holdings by Country as of August 31, 2022 are as follows:

Asset Class	% of Net Assets
Common Stocks
United States	46.4%
United Kingdom	7.9%
Canada	4.6%
Switzerland	4.5%
Hong Kong	4.4%
Ireland	3.8%
Denmark	3.7%
Germany	3.3%
Finland	3.2%
Brazil	2.9%
France	2.9%
japan	2.9%
Singapore	2.5%
Taiwan	2.4%
Netherlands	2.0%
Australia	1.4%
Norway	1.1%
Other Assets in Excess of Liabilities	0.1%
100.0%

The Fund’s Top Holdings by Sector as of August 31, 2022 are as follows:

Asset Class	% of Net Assets
Common Stocks
Financials	18.6%
Health Care	13.9%
Technology	11.8%
Consumer Staples	9.9%
Industrials	9.7%
Energy	7.3%
Communications	6.4%
Utilities	6.2%
Consumer Discretionary	5.9%
Materials	5.6%
Real Estate	4.6%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	APPAREL & TEXTILE PRODUCTS - 2.9%
124	LVMH Moet Hennessy Louis Vuitton S.E.	$80,644
590	NIKE, Inc., Class B	62,806
		143,450
	ASSET MANAGEMENT - 2.9%
213	BlackRock, Inc.	141,941

	AUTOMOTIVE - 1.5%
1,289	Magna International, Inc.	74,459

	BANKING - 8.0%
5,363	DBS Group Holdings Ltd.	125,077
1,133	JPMorgan Chase & Company	128,856
27,053	Mitsubishi UFJ Financial Group, Inc.	140,428
		394,361
	BEVERAGES - 6.7%
48,775	Ambev S.A. - ADR	141,447
1,451	Coca-Cola Company (The)	89,541
2,137	Diageo plc	93,424
		324,412
	BIOTECH & PHARMA - 9.7%
354	CSL Ltd.	71,100
1,019	Novartis A.G.	82,468
976	Novo Nordisk A/S, Class B	104,512
3,126	Pfizer, Inc.	141,390
234	Roche Holding A.G.	75,482
		474,952
	CHEMICALS - 4.5%
324	Avery Dennison Corporation	59,493
1,076	Croda International plc	84,057
1,529	Dow, Inc.	77,979
		221,529
	COMMERCIAL SUPPORT SERVICES - 2.2%
3,237	Rollins, Inc.	109,281

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CONSTRUCTION MATERIALS - 1.1%
2,382	James Hardie Industries plc - ADR	$53,381

	DATA CENTER REIT - 2.1%
809	Digital Realty Trust, Inc.	100,017

	ELECTRIC UTILITIES - 6.2%
13,335	CLP Holdings Ltd.	115,023
7,622	National Grid plc	95,432
1,120	NextEra Energy, Inc.	95,267
		305,722
	ELECTRICAL EQUIPMENT - 1.8%
2,215	Kone OYJ, Class B	88,814

	HOUSEHOLD PRODUCTS - 1.9%
658	Clorox Company (The)	94,976

	INDUSTRIAL REIT - 1.3%
1,070	Terreno Realty Corporation	65,259

	INDUSTRIAL SUPPORT SERVICES - 1.1%
809	Ritchie Bros Auctioneers, Inc.	56,039

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
611	Deutsche Boerse A.G.	103,378
2,493	Hong Kong Exchanges & Clearing Ltd.	100,943
		204,321
	INSURANCE - 1.3%
830	Swiss Re A.G.	64,668

	INTERNET MEDIA & SERVICES - 1.2%
8,639	Rightmove plc	60,966

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
866	Starbucks Corporation	$72,805

	MACHINERY - 1.2%
1,509	Washtec A.G.	60,627

	MEDICAL EQUIPMENT & DEVICES - 4.2%
654	Coloplast A/S - Series B	74,954
1,502	Medtronic plc	132,055
		207,009
	OIL & GAS PRODUCERS - 7.3%
811	Chevron Corporation	128,187
671	Marathon Petroleum Corporation	67,603
2,719	Rubis SCA	64,370
3,750	Shell plc	99,741
		359,901
	REAL ESTATE SERVICES - 1.2%
4,291	Angel Oak Mortgage, Inc.	59,516

	RETAIL - CONSUMER STAPLES - 1.4%
434	Target Corporation	69,588

	SEMICONDUCTORS - 2.4%
1,429	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	119,107

	SOFTWARE - 3.8%
461	Microsoft Corporation	120,538
1,342	Neste OYJ	66,386
		186,924
	SPECIALTY FINANCE - 2.2%
2,777	Fidelity National Financial, Inc.	108,581

	TECHNOLOGY HARDWARE - 2.1%
656	Apple, Inc.	103,136

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 3.4%
1,786	Experian plc	$54,411
579	Visa, Inc., Class A	115,053
		169,464
	TELECOMMUNICATIONS - 5.2%
2,000	BCE, Inc.	96,511
4,938	Telenor ASA	54,161
2,462	Verizon Communications, Inc.	102,936
		253,608
	TRANSPORTATION & LOGISTICS - 3.4%
547	Expeditors International of Washington, Inc.	56,281
480	Union Pacific Corporation	107,764
		164,045

	TOTAL COMMON STOCKS (Cost $5,366,458)	4,912,859

	TOTAL INVESTMENTS - 99.9% (Cost $5,366,458)	$4,912,859
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	2,984
	NET ASSETS - 100.0%	$4,915,843

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

OYJ	- Julkinen osakeyhtio

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2022

ASSETS
Investment securities:
At cost	$5,366,458
At value	$4,912,859
Cash	2,854
Dividends and interest receivable	10,062
TOTAL ASSETS	4,925,775

LIABILITIES
Investment advisory fees payable	9,932
TOTAL LIABILITIES	9,932
NET ASSETS	$4,915,843

Net Assets Consist Of:
Paid in capital	$5,372,151
Accumulated deficit	(456,308)
NET ASSETS	$4,915,843

Net Asset Value Per Share:
Net Assets	$4,915,843
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	225,000
Net asset value (Net Assets ÷ Shares Outstanding)	$21.85

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended August 31, 2022

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $2,701)	$45,827
Interest	21
TOTAL INVESTMENT INCOME	45,848

EXPENSES
Investment advisory fees	14,596
TOTAL EXPENSES	14,596
NET INVESTMENT INCOME	31,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(16,454)
Foreign currency transactions	(1,256)
(17,710)
Net change in unrealized appreciation (depreciation) on:
Investments	(453,599)
Foreign currency translations	4,949
(448,650)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(466,360)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(435,108)

*	Commencement of operations was March 30, 2022.

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period*
Ended
August 31, 2022
FROM OPERATIONS
Net investment income	$31,252
Net realized loss on investments and foreign currency transactions	(17,710)
Net change in unrealized depreciation on investments and foreign currency translations	(448,650)
Net decrease in net assets resulting from operations	(435,108)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(21,200)
Net decrease in net assets resulting from distributions to shareholders	(21,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,372,151
Net increase in net assets resulting from shares of beneficial interest	5,372,151

TOTAL INCREASE IN NET ASSETS	4,915,843

NET ASSETS
Beginning of Period	—
End of Period	$4,915,843

SHARE ACTIVITY
Shares sold	225,000
Net increase in shares of beneficial interest outstanding	225,000

*	Commencement of operations was March 30, 2022.

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the Period*
Ended
August 31, 2022
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.18
Net realized and unrealized loss on investments and foreign currency	(3.22)
Total from investment operations	(3.04)
Less distributions from:
Net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$21.85
Total return (2)(5)	(12.18)%
Net assets, at end of period (000s)	$4,916
Ratio of net expenses to average net assets (4)	0.88%
Ratio of net investment income to average net assets (4)	1.88%
Portfolio Turnover Rate (3)	8%

*	Commencement of operations was March 30, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2022

1.	ORGANIZATION

The R3 Global Dividend Growth ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek current income and long-term growth of income and capital appreciation. The Fund commenced operations on March 30, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2022, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$4,912,859	$—	$—	$4,912,859
Total Investments	$4,912,859	$—	$—	$4,912,859

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in the Fund’s February 28, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $470,413 and $299,641, respectively.

For the period ended August 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $5,212,291 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. R Cubed Global Capital LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor,

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.88% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-l fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$5,366,458	$34,792	$(488,391)	$(453,599)

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
August 31, 2022

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after August 31, 2022:

Dividend	Record	Payable
Per Share	Date	Date
$0.0641	9/26/2022	10/3/2022

R3 Global Dividend Growth ETF
EXPENSE EXAMPLE (Unaudited)
August 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 through August 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period**	During Period**
Actual *	$1,000.00	$878.20	$3.49	0.88%

Hypothetical * (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%

*	“Actual” expense information for the Fund is for the period from March 30, 2022 to August 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 154/365 (to reflect the period from March 30, 2022 to August 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

R3 Global Dividend Growth ETF
Supplemental Information (Unaudited)
August 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended August 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

R3 GLOBAL DIVIDEND GROWTH ETF
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2022

Approval of the Investment Advisory Agreement with R Cubed Global Capital LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on February 28, 2022, the Board, including a majority of the Board who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “R Cubed Advisory Agreement”) between R Cubed Global Capital LLC (“R Cubed”) and the Trust, with respect to R Cubed Global Dividend Growth ETF (“R3GD”). In considering the approval of the R Cubed Advisory Agreement, the Board received materials specifically relating to the R Cubed Advisory Agreement in advance of the meeting.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the R Cubed Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, including peer groups for R3GD that were independently sourced by Broadridge Financial Solutions, Inc. (“Broadridge”) and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the R Cubed Advisory Agreement.

Nature, Extent and Quality of Services. During the discussions with R Cubed, the Board reviewed materials provided by R Cubed relating to the R Cubed Advisory Agreement for R3GD, including a description of the manner in which investment decisions would be made and executed, and reviewed the professional personnel who would perform services for R3GD. The Board acknowledged that the personnel who would manage R3GD have experience implementing strategies similar to that of R3GD through their involvement with an ETF and separately managed account, each of which had an objective similar to that of R3GD’s investment objective. The Board acknowledged that R Cubed had retained a third party compliance consulting firm. The Board noted that capital commitment made by R Cubed’s principals was sufficient to satisfy the financial requirements of the costs and expenses as the ETF amassed assets. The Board also noted that investment decisions would be made based on extensive internal and external research. After further discussion, the Board concluded that R Cubed had the ability to provide a satisfactory level of service consistent with the Board’s expectations.

Performance. The Board noted that R3GD was new and therefore did not have any prior performance to provide.

Fees and Expenses. The Board discussed the reports prepared by Broadridge and reviewed the proposed advisory fee of R3GD as compared to its Broadridge selected peer group and Morningstar category. The Board reviewed the proposed annual advisory fee of 0.88% for R3GD, noting that R Cubed proposed to charge a unitary advisory fee from which R Cubed would pay substantially all expenses of R3GD as specified in the R Cubed Advisory Agreement but would not include certain other expenses, also specified in the R Cubed Advisory Agreement. The Board noted the unitary advisory fee was higher than the peer group and Morningstar category averages, but below the peer group and Morningstar category highs. After further discussion the Board agreed that given the unitary fee structure, the fee was not unreasonable.

R3 GLOBAL DIVIDEND GROWTH ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

Profitability. The Board reviewed a profitability analysis provided by R Cubed and noted that R Cubed expected to realize a modest gain in connection with its relationship with R3GD during the first 12 months of operation. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability of R Cubed from its relationship with R3GD was not an issue at this time.

Economies of Scale. The Board considered whether R Cubed would realize economies of scale during the initial period of the R Cubed Advisory Agreement. They noted that the proposed fee schedule did not currently provide breakpoints, but that R Cubed indicated it was amenable to the discussion of adding breakpoints as R3GD’s assets experience significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from R Cubed as the Board believed to be reasonably necessary to evaluate the terms of the R Cubed Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the R Cubed Advisory Agreement was in the best interests of R3GD and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-275-7342 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

R Cubed Global Capital LLC

11251 NW 4th Ct.

Plantation, FL 33325

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

GDVD-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Keith Rhoades, Brian Nielsen, Randy Skalla, Tony Lewis and Thomas T. Sarkany.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/31/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/31/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/31/22